Financial Income, Net - Schedule of Financial Income, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial income:
Interest on bank deposits and other interest income	$ 16,652	$ 15,924	$ 20,246
Realized gain on sale of marketable securities, net	58	164
Interest on marketable securities	5,331	7,537	7,343
Amortization of premium and accretion of discount on marketable securities, net	953	389
Total financial income	22,994	24,014	27,589
Financial expenses:
Bank charges	(864)	(247)	(236)
Exchange rate differences, net	(211)	(1,417)	(2,315)
Realized loss on sale of marketable securities, net			(134)
Amortization of premium and accretion of discount on marketable securities, net			(754)
Total financial expenses	(1,075)	(1,664)	(3,439)
Total financial income, net:	$ 21,919	$ 22,350	$ 24,150